Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity Fund
August 31, 2025
SUS-NPRT1-1025
1.9901906.104
Common Stocks - 98.5%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	796	186,108
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Wheaton Precious Metals Corp	1,586	159,276
CANADA - 1.8%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	2,847	144,304
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp (United States)	2,268	175,521
Materials - 0.7%
Metals & Mining - 0.7%
Franco-Nevada Corp	981	184,885
TOTAL CANADA		504,710
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	7,739	109,180
INDIA - 0.6%
Financials - 0.6%
Banks - 0.6%
HDFC Bank Ltd/Gandhinagar ADR	2,493	177,402
ITALY - 0.8%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	2,062	238,387
JAPAN - 0.6%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	6,327	170,471
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASM International NV	51	24,504
NXP Semiconductors NV	715	167,918

TOTAL NETHERLANDS		192,422
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,911	441,193
UNITED KINGDOM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	1,084	172,805
UNITED STATES - 90.3%
Communication Services - 11.2%
Entertainment - 3.2%
Netflix Inc (a)	435	525,589
Spotify Technology SA (a)	203	138,422
Walt Disney Co/The	2,053	243,034
		907,045
Interactive Media & Services - 6.8%
Alphabet Inc Class A	5,600	1,192,296
Meta Platforms Inc Class A	1,023	755,690
		1,947,986
Media - 1.2%
Charter Communications Inc Class A (a)	520	138,101
Magnite Inc (a)	7,463	193,665
		331,766
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	111	27,971
TOTAL COMMUNICATION SERVICES		3,214,768

Consumer Discretionary - 11.4%
Broadline Retail - 5.1%
Amazon.com Inc (a)	6,353	1,454,837
Hotels, Restaurants & Leisure - 3.0%
Chipotle Mexican Grill Inc (a)	3,318	139,821
DraftKings Inc Class A (a)	2,325	111,553
Hilton Worldwide Holdings Inc	1,070	295,384
Starbucks Corp	1,769	156,008
Viking Holdings Ltd (a)	2,525	160,641
		863,407
Household Durables - 1.2%
DR Horton Inc	1,218	206,427
PulteGroup Inc	1,147	151,427
		357,854
Specialty Retail - 1.6%
Lowe's Cos Inc	889	229,416
TJX Cos Inc/The	1,656	226,226
		455,642
Textiles, Apparel & Luxury Goods - 0.5%
NIKE Inc Class B	1,993	154,197
TOTAL CONSUMER DISCRETIONARY		3,285,937

Consumer Staples - 4.7%
Beverages - 2.1%
Coca-Cola Co/The	5,891	406,420
Keurig Dr Pepper Inc	6,576	191,296
		597,716
Consumer Staples Distribution & Retail - 0.7%
Kroger Co/The	2,776	188,323
Household Products - 1.1%
Procter & Gamble Co/The	2,018	316,907
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	2,624	240,700
TOTAL CONSUMER STAPLES		1,343,646

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Corp (a)	2,221	70,894
Centrus Energy Corp Class A (a)	415	83,718
Cheniere Energy Inc	766	185,234
		339,846
Financials - 11.3%
Banks - 5.1%
Bank of America Corp	6,853	347,721
JPMorgan Chase & Co	2,285	688,745
Wells Fargo & Co	5,176	425,364
		1,461,830
Capital Markets - 1.4%
Bank of New York Mellon Corp/The	2,363	249,533
Blue Owl Capital Inc Class A	7,557	139,956
Charles Schwab Corp/The	124	11,883
		401,372
Financial Services - 2.4%
Apollo Global Management Inc	1,273	173,421
Mastercard Inc Class A	890	529,808
		703,229
Insurance - 2.4%
Arthur J Gallagher & Co	1,121	339,383
Chubb Ltd	1,233	339,161
		678,544
TOTAL FINANCIALS		3,244,975

Health Care - 9.4%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (a)	611	272,818
Gilead Sciences Inc	1,895	214,078
		486,896
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp (a)	4,788	505,134
TransMedics Group Inc (a)	2,316	266,247
		771,381
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc	296	91,722
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)	571	153,713
Life Sciences Tools & Services - 1.9%
Danaher Corp	1,012	208,290
Thermo Fisher Scientific Inc	684	337,020
		545,310
Pharmaceuticals - 2.3%
Eli Lilly & Co	910	666,648
TOTAL HEALTH CARE		2,715,670

Industrials - 12.0%
Aerospace & Defense - 2.8%
Boeing Co (a)	1,052	246,884
Howmet Aerospace Inc	1,288	224,241
StandardAero Inc	3,845	101,854
TransDigm Group Inc	158	221,023
		794,002
Building Products - 1.7%
Builders FirstSource Inc (a)	626	86,813
Tecnoglass Inc	2,040	148,063
Trane Technologies PLC	616	256,010
		490,886
Construction & Engineering - 1.6%
EMCOR Group Inc	300	186,000
Quanta Services Inc	715	270,241
		456,241
Electrical Equipment - 2.3%
Eaton Corp PLC	658	229,734
GE Vernova Inc	530	324,874
Vertiv Holdings Co Class A	727	92,729
		647,337
Machinery - 2.6%
Deere & Co	390	186,670
Parker-Hannifin Corp	531	403,215
Westinghouse Air Brake Technologies Corp	827	160,025
		749,910
Professional Services - 0.5%
KBR Inc	3,077	155,265
Trading Companies & Distributors - 0.5%
WW Grainger Inc	152	154,052
TOTAL INDUSTRIALS		3,447,693

Information Technology - 25.5%
Communications Equipment - 0.0%
Ciena Corp (a)	37	3,477
Semiconductors & Semiconductor Equipment - 11.3%
Broadcom Inc	342	101,707
Lam Research Corp	1,881	188,382
Marvell Technology Inc	3,212	201,922
Micron Technology Inc	2,098	249,684
NVIDIA Corp	14,257	2,483,285
		3,224,980
Software - 7.9%
Cadence Design Systems Inc (a)	987	345,874
Microsoft Corp	3,827	1,939,103
		2,284,977
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	7,815	1,814,174
TOTAL INFORMATION TECHNOLOGY		7,327,608

Materials - 1.6%
Chemicals - 0.7%
Corteva Inc	2,821	209,290
Construction Materials - 0.4%
James Hardie Industries PLC (a)	5,076	102,180
Metals & Mining - 0.5%
Freeport-McMoRan Inc	3,288	145,987
TOTAL MATERIALS		457,457

Real Estate - 1.2%
Health Care REITs - 0.6%
Welltower Inc	1,042	175,347
Specialized REITs - 0.6%
American Tower Corp	869	177,146
TOTAL REAL ESTATE		352,493

Utilities - 0.8%
Electric Utilities - 0.8%
Constellation Energy Corp	756	232,833
TOTAL UNITED STATES		25,962,926
TOTAL COMMON STOCKS (Cost $22,433,551)		28,314,880

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Somatus Inc Series E (a)(b)(c) (Cost $32,287)	37	45,696

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $440,883)	4.36	440,795	440,883

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $22,906,721)	28,801,459
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(41,222)
NET ASSETS - 100.0%	28,760,237

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,696 or 0.2% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/2022	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	269,701	2,388,607	2,217,425	4,106	-	-	440,883	440,795	0.0%
Total	269,701	2,388,607	2,217,425	4,106	-	-	440,883

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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